CASH	12 Months Ended
Dec. 31, 2019
CASH
NOTE 3 - CASH	Cash consist of the following:
As of December 31, 2019

Bank Deposits-China	$5,000,014
Bank Deposits-Singapore	1,591,114
$6,591,128